Share-Based Compensation - Schedule of Fair Values of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.77%	0.77%	0.67%
Risk-free interest rate, Maximum	1.76%	1.76%	0.92%
Dividend yield	0.00%	0.00%	0.00%
Volatility rate, Minimum	40.07%	43.80%	53.90%
Volatility rate, Maximum	43.30%	51.30%	54.50%
Expected term (in years)		4 years 6 months 29 days	4 years 6 months 29 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 1 month 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 6 months 29 days